THE CORNERCAP GROUP OF FUNDS
CERTIFICATE

The undersigned, as President of The CornerCap Group of Funds hereby certifies, pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933 that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained ijn the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

THE CORNERCAP GROUP OF FUNDS /s/ Thomas E. Quinn Thomas E. Quinn President
Dated as of August 5, 2002